Note 25 - Post-employment and other employee benefit commitments (Tables)	12 Months Ended
Dec. 31, 2018
Post-employment and other employee benefit commitments
Table Of Net Defined Benefit Liability Asset Explanatory
Net Defined Benefit Liability (asset) on the Consolidated Balance Sheet (Millions of euros)
	2018	2017	2016
Pension commitments	4,678	4,969	5,277
Early retirement commitments	1,793	2,210	2,559
Medical benefits commitments	1,114	1,204	1,015
Other long term employee benefits	62	67	69
Total commitments	7,647	8,451	8,920
Pension plan assets	1,694	1,892	1,909
Medical benefit plan assets	1,146	1,114	1,113
Total plan assets (1)	2,840	3,006	3,022

Total net liability / asset	4,807	5,445	5,898
Of which:
Net asset on the consolidated balance sheet (2)	(41)	(27)	(194)
Net liability on the consolidated balance sheet for provisions for pensions and similar obligations (3)	4,787	5,407	6,025
Net liability on the consolidated balance sheet for other long term employee benefits (4)	62	67	69

(1) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of 181€ million which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contributions it could not be immediately refunded to the employer.

(2) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).

(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet (see Note 24).

(4) Recorded under the heading “Provisions – Other long-term employee benefits” of the consolidated balance sheet.

Consolidated Income Statement Impact
Consolidated Income Statement Impact (Millions of euros)
	Notes	2018	2017	2016
Interest and similar expenses		78	71	96
Interest expense		295	294	303
Interest income		(217)	(223)	(207)
Personnel expenses		147	149	154
Defined contribution plan expense	44.1	89	87	87
Defined benefit plan expense	44.1	58	62	67
Provisions (net)	46	125	343	332
Early retirement expense		141	227	236
Past service cost expense		(33)	3	(2)
Remeasurements (*)		(10)	31	3
Other provision expenses		28	82	95
Total impact on Consolidated Income Statement: Debit (Credit)		350	563	582

(*) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).

Disclosure of equity impact explanatory
Equity Impact (Millions of euros)
	2018	2017	2016
Defined benefit plans	81	(40)	237
Post-employment medical benefits	(47)	179	119
Total impact on equity: Debit (Credit)	34	140	356

Table Of Defined Benefit Plans
Defined Benefits (Millions of euros)
		2018			2017			2016
	Defined Benefit Obligation	Plan Assets	Net Liability (asset)	Defined Benefit Obligation	Plan Assets	Net Liability (asset)	Defined Benefit Obligation	Plan Assets	Net Liability (asset)
Balance at the beginning	8,384	3,006	5,378	8,851	3,022	5,829	9,184	3,124	6,060
Current service cost	61	-	61	64	-	64	67	-	67
Interest income or expense	292	217	76	290	223	68	299	207	92
Contributions by plan participants	4	3	1	4	4	-	5	5	-
Employer contributions	-	103	(103)	-	25	(25)	-	154	(154)
Past service costs (1)	109	-	109	231	-	231	235	-	235
Remeasurements:	(263)	(286)	21	331	161	171	354	(5)	359
Return on plan assets (2)	-	(286)	286	-	161	(161)	-	(20)	20
From changes in demographic assumptions	14	-	14	100	-	100	107	-	107
From changes in financial assumptions	(274)	-	(274)	220	-	220	106	-	106
Other actuarial gain and losses	(3)	-	(5)	12	-	12	141	15	125
Benefit payments	(979)	(200)	(779)	(1,029)	(169)	(861)	(1,052)	(169)	(883)
Settlement payments	-	-	-	-	-	-	(43)	-	(43)
Effect on changes in foreign exchange rates	(31)	(9)	(22)	(278)	(258)	(19)	(282)	(293)	11
Conversions to defined contributions	-	-	-	(82)	-	(82)	-	-	-
Other effects	10	6	4	(1)	(1)	-	84	-	84
Balance at the end	7,585	2,840	4,745	8,384	3,006	5,378	8,851	3,022	5,829
Of which
Spain	4,807	260	4,547	5,442	320	5,122	6,157	358	5,799
Mexico	1,615	1,587	28	1,661	1,602	60	1,456	1,627	(171)
The United States	326	287	39	360	309	51	385	339	46
Turkey	422	339	83	520	424	96	447	348	99

(1) Including gains and losses arising from settlements.

(2) Excluding interest, which is recorded under "Interest income or expense".

Disclosure of actuarial assumptions Explanatory
Actuarial Assumptions (Millions of euros)
		2018				2017				2016
	Spain	Mexico	USA	Turkey	Spain	Mexico	USA	Turkey	Spain	Mexico	USA	Turkey
Discount rate	1.28%	10.45%	4.23%	16.30%	1.24%	9.48%	3.57%	11.60%	1.50%	9.95%	4.04%	11.50%
Rate of salary increase	-	4.75%	-	14.00%	-	4.75%	-	9.90%	1.50%	4.75%	3.00%	9.30%
Rate of pension increase	-	2.51%	-	12.50%	-	2.13%	-	8.40%	-	2.13%	-	7.80%
Medical cost trend rate	-	7.00%	-	16.70%	-	7.00%	-	12.60%	-	6.75%	-	10.92%
Mortality tables	PERM/F 2000P	EMSSA09	RP 2014	CSO2001	PERM/F 2000P	EMSSA09	RP 2014	CSO2001	PERM/F 2000P	EMSSA97 (adjustment EMSSA09)	RP 2014	CSO2001

Disclosure of Sensitivity Analysis
Sensitivity Analysis (Millions of euros)
	Basis points change	2018		2017
		Increase	Decrease	Increase	Decrease
Discount rate	50	(298)	332	(352)	386
Rate of salary increase	50	3	(3)	5	(5)
Rate of pension increase	50	19	(18)	23	(22)
Medical cost trend rate	100	229	(181)	290	(225)
Change in obligation from each additional year of longevity	-	108	-	155	-

Table Of Defined Benefit Plans By Geography
Post-employment commitments 2018 (Millions of euros)
	Defined Benefit Obligation
	Spain	Mexico	USA	Turkey	Rest of the world
Balance at the beginning	5,442	470	360	520	387
Current service cost	4	5	-	21	4
Interest income or expense	64	44	13	47	9
Contributions by plan participants	-	-	-	3	1
Past service costs (1)	148	(1)	-	2	2
Remeasurements:	(32)	18	(28)	(18)	3
From changes in demographic assumptions	-	-	(1)	-	15
From changes in financial assumptions	-	(9)	(28)	(45)	(12)
Other actuarial gain and losses	(32)	27	1	29	-
Benefit payments	(824)	(48)	(35)	(21)	(18)
Effect on changes in foreign exchange rates	-	25	17	(134)	(2)
Other effects	5	(2)	(1)	-	17
Balance at the end	4,807	512	326	422	402
Of which:
Vested benefit obligation relating to current employees	111
Vested benefit obligation relating to retired employees	4,696

Post-employment commitments 2018 (Millions of euros)
	Plan Assets
	Spain	Mexico	USA	Turkey	Rest of the world
Balance at the beginning	320	488	309	424	351
Interest income or expense	5	46	11	39	7
Contributions by plan participants	-	-	-	3	1
Employer contributions	-	-	2	13	18
Remeasurements:	(4)	(70)	(17)	(21)	(11)
Return on plan assets (2)	(4)	(70)	(17)	(21)	(11)
Benefit payments	(61)	(47)	(33)	(10)	(15)
Effect on changes in foreign exchange rates	-	26	15	(108)	(1)
Other effects	-	(1)	-	-	17
Balance at the end	260	441	287	339	366

Post-employment commitments 2018 (Millions of euros)
	Net Liability (Asset)
	Spain	Mexico	USA	Turkey	Rest of the world
Balance at the beginning	5,122	(18)	51	96	36
Current service cost	4	5	-	21	4
Interest income or expense	59	(2)	2	8	2
Contributions by plan participants	-	-	-	-	1
Employer contributions	-	-	(2)	(13)	(18)
Past service costs (1)	148	(1)	-	2	2
Remeasurements:	(28)	88	(11)	3	14
Return on plan assets (2)	4	70	17	21	11
From changes in demographic assumptions	-	-	(1)	-	15
From changes in financial assumptions	-	(9)	(28)	(45)	(12)
Other actuarial gain and losses	(32)	27	1	29	-
Benefit payments	(763)	-	(2)	(11)	(3)
Effect on changes in foreign exchange rates	-	(1)	2	(26)	(1)
Other effects	5	-	(1)	-	-
Balance at the end	4,547	71	39	83	35

(1) Including gains and losses arising from settlements.

(2) Excluding interest, which is recorded under "Interest income or expense".

Post-employment commitments (Millions of euros)
	2017: Net liability (asset)					2016: Net liability (asset)
	Spain	Mexico	USA	Turkey	Rest of the world	Spain	Mexico	USA	Turkey	Rest of the world
Balance at the beginning	5,799	(59)	46	99	43	6,109	(79)	35	97	24
Current service cost	4	5	3	21	5	10	6	4	22	5
Interest income or expense	73	(6)	1	9	2	98	(7)	1	8	2
Employer contributions	-	(1)	-	(16)	(8)	-	(14)	(1)	(17)	(9)
Past service costs (1)	235	1	-	4	3	240	1	-	4	(4)
Remeasurements:	(67)	38	9	12	(1)	188	23	10	8	11
Return on plan assets (2)	(21)	(10)	(11)	(101)	2	(35)	23	3	(23)	(8)
From changes in demographic assumptions	-	22	(2)	-	(3)	-	2	(5)	-	(1)
From changes in financial assumptions	(33)	18	22	81	4	192	(22)	13	(23)	37
Other actuarial gain and losses	(13)	7	-	32	(4)	31	19	(1)	54	(17)
Benefit payments	(842)	(1)	(2)	(11)	(3)	(867)	-	(3)	(9)	(2)
Settlement payments	-	-	-	-	-	(43)	-	-	-	-
Effect on changes in foreign exchange rates	-	5	(5)	(21)	(5)	-	10	2	(15)	(4)
Conversions to defined contributions	(82)	-	-	-	-	-	-	-	-	-
Other effects	2	-	(1)	-	(1)	63	-	(3)	-	20
Balance at the end	5,122	(18)	51	96	36	5,799	(59)	46	99	42

(1) Includes gains and losses from settlements.

(2) Excludes interest which is reflected in the line item “Interest income and expenses”.

Disclosure Of Medical Benefit Commitments
Medical Benefits Commitments
	2018			2017			2016
	Defined Benefit Obligation	Plan assets	Net liability (asset)	Defined Benefit Obligation	Plan assets	Net liability (asset)	Defined Benefit Obligation	Plan assets	Net liability (asset)
Balance at the beginning	1,204	1,114	91	1,015	1,113	(98)	1,022	1,149	(127)
Current service cost	27	-	27	26	-	26	24	-	24
Interest income or expense	116	109	8	101	112	(11)	86	97	(11)
Employer contributions	-	71	(71)	-	-	-	-	114	(114)
Past service costs (1)	(42)	-	(42)	(11)	-	(11)	(5)	-	(5)
Remeasurements:	(210)	(164)	(47)	200	21	179	59	(60)	119
Return on plan assets (2)	-	(164)	164	-	21	(21)	-	(60)	60
From changes in demographic assumptions	-	-	-	83	-	83	110	-	110
From changes in financial assumptions	(182)	-	(182)	128	-	128	(91)	-	(91)
Other actuarial gain and losses	(28)	-	(28)	(10)	-	(10)	39	-	39
Benefit payments	(34)	(33)	(1)	(35)	(33)	(2)	(33)	(30)	(2)
Effect on changes in foreign exchange rates	62	59	3	(92)	(100)	8	(138)	(156)	18
Other effects	(9)	(9)	-	-	-	-	-	-	-
Balance at the end	1,114	1,146	(32)	1,204	1,114	91	1,015	1,113	(98)

(1) Including gains and losses arising from settlements.

(2) Excluding interest, which is recorded under "Interest income or expense".

Disclosure Of Estimated Benefit Payments
Estimated Benefit Payments (Millions of euros)
	2019	2020	2021	2022	2023	2024-2028
Commitments in Spain	684	611	518	419	333	965
Commitments in Mexico	91	92	99	106	112	680
Commitments in United States	16	17	17	18	19	103
Commitments in Turkey	24	14	18	20	25	231
Total	815	734	652	563	489	1,979

Disclosure of Plan Assets Breakdown
Plan Assets Breakdown (Millions of euros)
2018
Cash or cash equivalents	26
Debt securities (Government bonds)	2,080
Mutual funds	2
Insurance contracts	132
Total	2,241
Of which:
Bank account in BBVA	3

Table of Investments in Listed Markets
Investments in listed markets
2018
Cash or cash equivalents	26
Debt securities (Government bonds)	2,080
Mutual funds	2
Total	2,109
Of which:
Bank account in BBVA	3